PERSONNEL, SOCIAL CHARGES AND BENEFITS	12 Months Ended
Dec. 31, 2017
PERSONNEL, SOCIAL CHARGES AND BENEFITS
PERSONNEL, SOCIAL CHARGES AND BENEFITS

14)  PERSONNEL, SOCIAL CHARGES AND BENEFITS

	12/31/17	12/31/16
Salaries and wages	40,171	55,476
Social charges and benefits	399,229	384,073
Profit sharing	273,384	285,887
Share-based payment plans (Note 29)	33,880	46,223
Total	746,664	771,659

Current	723,380	760,643
Noncurrent	23,284	11,016